UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08464

High Income Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

High Income Opportunities Portfolio

April 30, 2021

Portfolio of Investments (Unaudited)

Commercial Mortgage-Backed Securities — 0.3%
Security	Principal Amount (000’s omitted)	Value

Commercial Mortgage-Backed Securities — 0.3%

BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(2)	$3,190	$2,698,928

Total Commercial Mortgage-Backed Securities (identified cost $3,032,658)		$2,698,928

Common Stocks — 3.8%
Security	Shares	Value

Building Materials — 0.3%

AZEK Co., Inc. (The)(3)	62,458	$3,015,472

		$3,015,472

Chemicals — 0.3%

OCI NV(3)	125,000	$2,913,283

		$2,913,283

Consumer Products — 0.4%

HF Holdings, Inc.(3)(4)(5)	13,600	$776,832

Tempur Sealy International, Inc.	64,000	2,440,960

		$3,217,792

Diversified Financial Services — 0.5%

Arctos NorthStar Acquisition Corp.(3)(16)	50,000	$500,500

Noble Rock Acquisition Corp.(3)(16)	110,000	1,100,000

Northern Star Investment Corp. III(3)(16)	100,000	1,000,000

Northern Star Investment Corp. IV(3)(16)	100,000	998,000

Spartan Acquisition Corp. III(3)(16)	10,000	101,100

TCW Special Purpose Acquisition Corp.(3)(16)	75,000	748,500

		$4,448,100

Energy — 0.5%

Ascent CNR Corp., Class A(3)(4)(5)	6,273,462	$1,317,427

Extraction Oil & Gas, Inc.(3)	66,162	2,764,248

Extraction Oil & Gas, Inc.(3)(4)(5)	4,617	192,257

Nine Point Energy Holdings, Inc.(3)(4)(5)	31,737	0

		$4,273,932

Security	Shares	Value

Environmental — 0.2%

GFL Environmental, Inc.	65,500	$2,156,915

		$2,156,915

Gaming — 0.3%

Caesars Entertainment, Inc.(3)	30,000	$2,935,200

New Cotai Participation Corp., Class B(3)(4)(5)	7	0

		$2,935,200

Homebuilders & Real Estate — 0.3%

VICI Properties, Inc.	76,000	$2,409,200

		$2,409,200

Utility — 1.0%

FirstEnergy Corp.	60,000	$2,275,200

NextEra Energy Partners, L.P.	45,000	3,354,750

NRG Energy, Inc.	60,000	2,149,200

Vistra Corp.	100,000	1,687,000

		$9,466,150

Total Common Stocks (identified cost $33,866,972)		$34,836,044

Convertible Bonds — 0.4%
Security	Principal Amount (000’s omitted)	Value

Air Transportation — 0.1%

Air Transport Services Group, Inc., 1.125%, 10/15/24	$973	$1,038,677

		$1,038,677

Leisure — 0.1%

Royal Caribbean Cruises, Ltd., 4.25%, 6/15/23(1)	$277	$390,155

		$390,155

Technology — 0.2%

ams AG, 0.875%, 9/28/22(6)	$2,000	$1,914,790

		$1,914,790

Total Convertible Bonds (identified cost $3,096,232)		$3,343,622

14	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Convertible Preferred Stocks — 0.4%
Security	Shares	Value

Energy — 0.0%

Nine Point Energy Holdings, Inc., Series A, 12.00% (PIK)(3)(4)(5)	591	$0

		$0

Environmental — 0.2%

GFL Environmental, Inc., 6.00%	26,767	$2,049,549

		$2,049,549

Healthcare — 0.2%

Becton Dickinson and Co., Series B, 6.00%	36,441	$2,012,637

		$2,012,637

Total Convertible Preferred Stocks (identified cost $3,846,213)		$4,062,186

Corporate Bonds — 87.0%
Security	Principal Amount* (000’s omitted)	Value

Aerospace — 3.0%

Bombardier, Inc.:

7.50%, 12/1/24(1)	467	$474,589

7.875%, 4/15/27(1)	2,439	2,435,951

BWX Technologies, Inc.:

4.125%, 6/30/28(1)	1,501	1,531,523

4.125%, 4/15/29(1)	1,016	1,045,210

5.375%, 7/15/26(1)	1,475	1,522,643

Howmet Aerospace, Inc., 6.875%, 5/1/25	1,637	1,900,966

Moog, Inc., 4.25%, 12/15/27(1)	1,596	1,643,896

Rolls-Royce PLC, 5.75%, 10/15/27(1)	3,736	4,013,884

Science Applications International Corp., 4.875%, 4/1/28(1)	597	617,462

TransDigm UK Holdings PLC, 6.875%, 5/15/26	1,585	1,671,184

TransDigm, Inc.:

4.625%, 1/15/29(1)	1,677	1,655,417

5.50%, 11/15/27	2,914	3,036,373

6.25%, 3/15/26(1)	4,436	4,702,160

7.50%, 3/15/27	1,705	1,828,732

		$28,079,990

Security		Principal Amount* (000’s omitted)	Value

Air Transportation — 1.0%

American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:

5.50%, 4/20/26(1)		2,780	$2,922,475

5.75%, 4/20/29(1)		2,780	2,982,245

Mileage Plus Holdings, LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27(1)		1,096	1,204,687

United Airlines, Inc.:

4.375%, 4/15/26(1)		1,156	1,201,049

4.625%, 4/15/29(1)		1,160	1,206,922

			$9,517,378

Automotive & Auto Parts — 4.9%

Clarios Global, L.P., 6.75%, 5/15/25(1)		725	$779,607

Clarios Global, L.P./Clarios US Finance Co.:

4.375%, 5/15/26(6)	EUR	2,308	2,871,910

8.50%, 5/15/27(1)		4,533	4,901,306

Ford Motor Co.:

4.75%, 1/15/43		2,651	2,677,311

7.45%, 7/16/31		2,017	2,598,360

8.50%, 4/21/23		3,198	3,585,757

9.00%, 4/22/25		2,226	2,721,285

9.625%, 4/22/30		1,866	2,619,407

Ford Motor Credit Co., LLC:

1.429%, (3 mo. USD LIBOR + 1.24%), 2/15/23(7)		539	535,009

1.463%, (3 mo. USD LIBOR + 1.27%), 3/28/22(7)		383	382,435

2.90%, 2/16/28		568	557,410

3.087%, 1/9/23		538	548,871

3.339%, 3/28/22		859	871,928

3.37%, 11/17/23		1,626	1,676,813

3.813%, 10/12/21		702	710,006

3.815%, 11/2/27		3,494	3,586,486

4.00%, 11/13/30		1,461	1,494,004

4.125%, 8/17/27		4,684	4,901,150

4.25%, 9/20/22		778	804,989

4.271%, 1/9/27		752	791,093

4.375%, 8/6/23		507	536,300

5.584%, 3/18/24		403	439,967

5.596%, 1/7/22		1,608	1,656,594

Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		2,124	2,200,506

Wheel Pros, Inc., 6.50%, 5/15/29(1)(8)		761	763,937

			$45,212,441

Banking & Thrifts — 0.4%

JPMorgan Chase & Co.:

Series HH, 4.60% to 2/1/25(9)(10)		2,385	$2,462,513

Series S, 6.75% to 2/1/24(9)(10)		1,486	1,652,246

			$4,114,759

15	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Broadcasting — 3.0%

Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	3,345	$2,446,031

Entercom Media Corp., 6.75%, 3/31/29(1)	2,316	2,393,123

iHeartCommunications, Inc.:

6.375%, 5/1/26	171	182,042

8.375%, 5/1/27	1,621	1,741,857

Netflix, Inc.:

4.875%, 4/15/28	640	737,600

4.875%, 6/15/30(1)	1,236	1,435,496

5.875%, 2/15/25	2,155	2,494,412

5.875%, 11/15/28	4,030	4,908,540

Playtika Holding Corp., 4.25%, 3/15/29(1)	1,961	1,951,195

Scripps Escrow II, Inc., 5.375%, 1/15/31(1)	590	599,576

Sirius XM Radio, Inc.:

4.125%, 7/1/30(1)	3,608	3,612,510

5.00%, 8/1/27(1)	2,980	3,124,373

Townsquare Media, Inc., 6.875%, 2/1/26(1)	2,347	2,449,681

		$28,076,436

Building Materials — 0.9%

Builders FirstSource, Inc.:

5.00%, 3/1/30(1)	855	$909,656

6.75%, 6/1/27(1)	1,298	1,397,492

Masonite International Corp., 5.375%, 2/1/28(1)	1,059	1,118,585

SRM Escrow Issuer, LLC, 6.00%, 11/1/28(1)	2,367	2,511,789

Standard Industries, Inc.:

4.375%, 7/15/30(1)	1,831	1,837,866

5.00%, 2/15/27(1)	690	712,425

		$8,487,813

Cable & Satellite TV — 3.9%

CCO Holdings, LLC/CCO Holdings Capital Corp.:

4.50%, 8/15/30(1)	5,232	$5,329,524

4.50%, 5/1/32(1)	3,000	3,033,750

4.75%, 3/1/30(1)	3,055	3,192,475

5.00%, 2/1/28(1)	1,895	1,982,644

5.375%, 6/1/29(1)	868	943,525

CSC Holdings, LLC:

3.375%, 2/15/31(1)	1,435	1,347,465

5.25%, 6/1/24	385	417,554

5.50%, 5/15/26(1)	4,205	4,329,678

5.75%, 1/15/30(1)	4,431	4,716,246

6.50%, 2/1/29(1)	201	222,456

7.50%, 4/1/28(1)	1,273	1,405,036

Security		Principal Amount* (000’s omitted)	Value

Cable & Satellite TV (continued)

Virgin Media Finance PLC, 5.00%, 7/15/30(1)		1,445	$1,442,587

Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)		1,446	1,502,191

Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(6)	GBP	1,340	1,903,811

Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		600	608,814

Ziggo B.V.:

4.875%, 1/15/30(1)		1,562	1,607,282

5.50%, 1/15/27(1)		2,167	2,257,830

			$36,242,868

Capital Goods — 0.2%

Patrick Industries, Inc., 4.75%, 5/1/29(1)		1,710	$1,717,054

			$1,717,054

Chemicals — 1.6%

Compass Minerals International, Inc., 6.75%, 12/1/27(1)		1,572	$1,696,487

Herens Holdco S.a.r.l., 4.75%, 5/15/28(1)(8)		761	761,000

NOVA Chemicals Corp., 4.25%, 5/15/29(1)(8)		1,132	1,123,510

Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(1)		3,061	3,153,259

OCI N.V., 5.25%, 11/1/24(1)		663	690,120

SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)		1,290	1,270,650

SPCM S.A., 4.875%, 9/15/25(1)		1,185	1,216,497

Valvoline, Inc.:

3.625%, 6/15/31(1)		1,154	1,129,477

4.25%, 2/15/30(1)		1,326	1,360,794

W.R. Grace & Co., 4.875%, 6/15/27(1)		1,829	1,909,019

			$14,310,813

Consumer Products — 0.7%

Central Garden & Pet Co., 5.125%, 2/1/28		1,851	$1,968,649

Edgewell Personal Care Co., 5.50%, 6/1/28(1)		1,554	1,653,067

Energizer Holdings, Inc., 4.375%, 3/31/29(1)		1,097	1,090,210

Spectrum Brands, Inc.:

5.00%, 10/1/29(1)		712	754,720

5.50%, 7/15/30(1)		1,094	1,182,204

			$6,648,850

Containers — 0.3%

ARD Finance S.A., 5.00%, (5.00% cash or 5.75% PIK), 6/30/27(6)(11)	EUR	1,100	$1,355,819

16	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Containers (continued)

Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26	1,415	$1,525,165

		$2,880,984

Diversified Financial Services — 1.5%

Ally Financial, Inc., Series B, 4.70% to 5/15/26(9)(10)	2,025	$2,057,805

Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	2,100	2,153,004

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:

5.25%, 5/15/27	2,726	2,783,928

6.25%, 5/15/26	2,993	3,160,009

MSCI, Inc., 3.625%, 9/1/30(1)	867	882,714

PRA Group, Inc., 7.375%, 9/1/25(1)	2,428	2,605,548

		$13,643,008

Diversified Media — 1.8%

Arches Buyer, Inc., 4.25%, 6/1/28(1)	1,702	$1,700,204

Cars.com, Inc., 6.375%, 11/1/28(1)	1,433	1,499,090

Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)	2,025	2,087,836

Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24	1,740	1,819,579

National CineMedia, LLC:

5.75%, 8/15/26	1,660	1,450,110

5.875%, 4/15/28(1)	2,260	2,166,018

Terrier Media Buyer, Inc., 8.875%, 12/15/27(1)	3,172	3,449,550

Urban One, Inc., 7.375%, 2/1/28(1)	2,601	2,695,741

		$16,868,128

Energy — 12.4%

Aethon III BR, LLC, 9.00%, (1 mo. USD LIBOR + 7.50%, Floor 1.50%), 10/1/25(4)(7)	3,437	$3,415,691

Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(1)	1,160	1,234,675

Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:

5.75%, 3/1/27(1)	2,542	2,573,775

7.875%, 5/15/26(1)	1,283	1,400,074

Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	1,272	1,331,524

Centennial Resource Production, LLC, 6.875%, 4/1/27(1)	2,731	2,577,354

Cheniere Energy Partners, L.P.:

4.00%, 3/1/31(1)	1,552	1,581,100

4.50%, 10/1/29	1,896	1,982,325

5.625%, 10/1/26	2,670	2,786,812

Cheniere Energy, Inc., 4.625%, 10/15/28(1)	1,741	1,817,430

CNX Resources Corp., 6.00%, 1/15/29(1)	1,896	2,028,350

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)

Colgate Energy Partners III, LLC, 7.75%, 2/15/26(1)	1,970	$1,996,546

Continental Resources, Inc.:

4.375%, 1/15/28	867	944,852

4.90%, 6/1/44	73	76,716

5.75%, 1/15/31(1)	2,140	2,485,150

CrownRock, L.P./CrownRock Finance, Inc.:

5.00%, 5/1/29(1)	1,975	2,024,938

5.625%, 10/15/25(1)	2,960	3,067,300

CVR Energy, Inc., 5.75%, 2/15/28(1)	4,038	4,098,570

Endeavor Energy Resources, L.P./EER Finance, Inc.:

5.50%, 1/30/26(1)	669	694,532

5.75%, 1/30/28(1)	1,055	1,127,537

EQM Midstream Partners, L.P.:

4.50%, 1/15/29(1)	1,234	1,227,873

4.75%, 1/15/31(1)	1,234	1,223,135

6.00%, 7/1/25(1)	1,116	1,220,625

6.50%, 7/1/27(1)	1,121	1,239,248

EQT Corp.:

5.00%, 1/15/29	489	535,318

7.625%, 2/1/25	614	707,635

8.50%, 2/1/30	900	1,152,000

Genesis Energy, L.P./Genesis Energy Finance Corp., 8.00%, 1/15/27	1,551	1,599,849

Great Western Petroleum, LLC/Great Western Finance Corp., 12.00%, 9/1/25(1)	3,313	2,882,310

Hilcorp Energy I, L.P./Hilcorp Finance Co.:

5.75%, 2/1/29(1)	994	1,013,736

6.00%, 2/1/31(1)	794	819,829

Laredo Petroleum, Inc.:

9.50%, 1/15/25	694	715,795

10.125%, 1/15/28	1,045	1,077,620

Matador Resources Co., 5.875%, 9/15/26	2,097	2,094,379

MEG Energy Corp.:

5.875%, 2/1/29(1)	1,017	1,043,747

7.125%, 2/1/27(1)	2,227	2,380,730

Nabors Industries, Ltd.:

7.25%, 1/15/26(1)	1,037	914,504

7.50%, 1/15/28(1)	1,118	976,154

Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	4,311	4,382,131

New Fortress Energy, Inc., 6.50%, 9/30/26(1)	3,289	3,360,618

Nine Energy Service, Inc., 8.75%, 11/1/23(1)	1,057	440,637

Occidental Petroleum Corp.:

2.90%, 8/15/24	147	146,816

3.40%, 4/15/26	718	710,956

3.45%, 7/15/24	370	370,925

17	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)

Occidental Petroleum Corp.: (continued)

3.50%, 8/15/29	897	$857,756

4.20%, 3/15/48	1,470	1,240,621

4.40%, 8/15/49	1,192	1,033,315

4.625%, 6/15/45	792	719,362

6.125%, 1/1/31	1,739	1,936,811

6.20%, 3/15/40	736	783,840

6.625%, 9/1/30	2,386	2,723,178

8.50%, 7/15/27	3,109	3,787,151

8.875%, 7/15/30	2,667	3,430,429

Ovintiv, Inc.:

6.50%, 8/15/34	69	88,144

6.50%, 2/1/38	2,239	2,835,352

6.625%, 8/15/37	159	201,141

8.125%, 9/15/30	362	487,488

PBF Holding Co., LLC/PBF Finance Corp., 9.25%, 5/15/25(1)	3,609	3,784,939

Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(9)(10)	2,781	2,315,182

Precision Drilling Corp.:

5.25%, 11/15/24	477	459,411

7.125%, 1/15/26(1)	1,095	1,086,103

7.75%, 12/15/23	407	410,307

Shelf Drilling Holdings, Ltd.:

8.25%, 2/15/25(1)	2,176	1,657,840

8.875%, 11/15/24(1)	630	649,306

Southwestern Energy Co., 7.50%, 4/1/26	147	155,821

Sunoco, L.P./Sunoco Finance Corp., 4.50%, 5/15/29(1)	1,297	1,311,591

Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(1)	1,482	1,513,707

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.:

4.00%, 1/15/32(1)	1,132	1,113,605

5.50%, 3/1/30	309	334,916

5.875%, 4/15/26	2,105	2,208,882

6.50%, 7/15/27	1,087	1,184,819

Transocean Guardian, Ltd., 5.875%, 1/15/24(1)	1,635	1,523,498

Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)	693	659,649

Western Midstream Operating, L.P.:

4.50%, 3/1/28	224	239,120

4.75%, 8/15/28	224	241,360

5.30%, 2/1/30	1,803	1,969,777

		$114,426,242

Security	Principal Amount* (000’s omitted)	Value

Entertainment & Film — 0.8%

AMC Entertainment Holdings, Inc., 10.50%, 4/15/25(1)	1,809	$1,938,289

Cinemark USA, Inc.:

4.875%, 6/1/23	2,390	2,389,881

5.875%, 3/15/26(1)	588	610,050

8.75%, 5/1/25(1)	411	447,990

Live Nation Entertainment, Inc.:

3.75%, 1/15/28(1)	621	619,516

4.75%, 10/15/27(1)	1,373	1,387,152

		$7,392,878

Environmental — 1.4%

Clean Harbors, Inc.:

4.875%, 7/15/27(1)	1,029	$1,072,733

5.125%, 7/15/29(1)	617	666,863

Covanta Holding Corp., 5.00%, 9/1/30	1,326	1,362,465

GFL Environmental, Inc.:

3.50%, 9/1/28(1)	2,160	2,084,670

3.75%, 8/1/25(1)	669	681,985

8.50%, 5/1/27(1)	5,207	5,711,428

Tervita Corp., 11.00%, 12/1/25(1)	1,572	1,784,503

		$13,364,647

Food & Drug Retail — 0.6%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:

4.875%, 2/15/30(1)	921	$960,050

5.875%, 2/15/28(1)	1,807	1,926,849

Murphy Oil USA, Inc.:

4.75%, 9/15/29	903	949,279

5.625%, 5/1/27	1,190	1,251,214

		$5,087,392

Food, Beverage & Tobacco — 3.0%

Chobani, LLC/Chobani Finance Corp., Inc., 4.625%, 11/15/28(1)	644	$664,930

Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)	1,760	1,917,986

JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)	3,319	3,655,082

Kraft Heinz Foods Co.:

3.875%, 5/15/27	1,198	1,305,670

4.25%, 3/1/31	1,801	1,988,086

4.375%, 6/1/46	5,079	5,454,633

18	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Food, Beverage & Tobacco (continued)

Kraft Heinz Foods Co.: (continued)

4.625%, 10/1/39	611	$683,374

4.875%, 10/1/49	800	919,766

5.50%, 6/1/50	1,801	2,242,090

Performance Food Group, Inc.:

5.50%, 10/15/27(1)	1,504	1,587,728

6.875%, 5/1/25(1)	890	952,972

Post Holdings, Inc.:

4.50%, 9/15/31(1)	1,984	1,972,195

4.625%, 4/15/30(1)	2,164	2,188,345

US Foods, Inc., 4.75%, 2/15/29(1)	1,930	1,949,300

		$27,482,157

Gaming — 2.8%

Caesars Entertainment, Inc.:

6.25%, 7/1/25(1)	3,256	$3,465,849

8.125%, 7/1/27(1)	2,617	2,911,321

Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)	1,677	1,692,743

Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)	3,476	3,345,650

International Game Technology PLC, 4.125%, 4/15/26(1)	1,237	1,276,164

MGM Resorts International:

4.75%, 10/15/28	1,022	1,079,426

7.75%, 3/15/22	2,585	2,721,889

Peninsula Pacific Entertainment, LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(1)	2,708	2,883,343

Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(1)	3,323	3,482,836

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	2,449	2,591,458

		$25,450,679

Healthcare — 9.8%

AdaptHealth, LLC:

4.625%, 8/1/29(1)	926	$922,810

6.125%, 8/1/28(1)	1,065	1,120,912

AMN Healthcare, Inc., 4.00%, 4/15/29(1)	1,560	1,564,641

Avantor Funding, Inc., 4.625%, 7/15/28(1)	1,729	1,813,289

Bausch Health Americas, Inc.:

8.50%, 1/31/27(1)	4,991	5,564,965

9.25%, 4/1/26(1)	1,420	1,575,320

Bausch Health Cos., Inc.:

5.75%, 8/15/27(1)	760	816,818

6.25%, 2/15/29(1)	655	693,491

Security	Principal Amount* (000’s omitted)	Value

Healthcare (continued)

Bausch Health Cos., Inc.: (continued)

7.25%, 5/30/29(1)	1,015	$1,126,016

9.00%, 12/15/25(1)	1,815	1,971,907

Centene Corp.:

2.50%, 3/1/31	3,104	2,972,080

3.00%, 10/15/30	3,896	3,871,650

3.375%, 2/15/30	3,823	3,842,134

4.25%, 12/15/27	1,716	1,800,727

4.625%, 12/15/29	3,002	3,253,703

CHS/Community Health Systems, Inc.:

4.75%, 2/15/31(1)	1,219	1,211,467

6.875%, 4/15/29(1)	2,216	2,318,944

8.125%, 6/30/24(1)	514	537,773

DaVita, Inc., 4.625%, 6/1/30(1)	970	983,337

Emergent BioSolutions, Inc., 3.875%, 8/15/28(1)	1,745	1,638,197

Encompass Health Corp.:

4.50%, 2/1/28	1,623	1,685,867

4.625%, 4/1/31	1,202	1,275,653

4.75%, 2/1/30	1,793	1,884,891

Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)	1,503	1,489,849

HCA, Inc.:

5.375%, 9/1/26	3,410	3,875,840

5.875%, 2/15/26	2,349	2,701,350

5.875%, 2/1/29	2,038	2,407,387

Jazz Securities DAC, 4.375%, 1/15/29(1)	1,910	1,955,362

Legacy LifePoint Health, LLC, 6.75%, 4/15/25(1)	1,143	1,217,295

LifePoint Health, Inc., 5.375%, 1/15/29(1)	3,155	3,159,575

ModivCare, Inc., 5.875%, 11/15/25(1)	1,659	1,766,619

Molina Healthcare, Inc.:

3.875%, 11/15/30(1)	2,229	2,298,656

4.375%, 6/15/28(1)	903	928,961

MPH Acquisition Holdings, LLC, 5.75%, 11/1/28(1)	5,238	5,172,106

Owens & Minor, Inc., 4.50%, 3/31/29(1)	1,585	1,602,530

Prestige Brands, Inc.:

3.75%, 4/1/31(1)	679	652,665

5.125%, 1/15/28(1)	605	634,872

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)	2,069	2,237,106

Team Health Holdings, Inc., 6.375%, 2/1/25(1)	3,589	3,185,237

Tenet Healthcare Corp.:

4.625%, 9/1/24(1)	476	490,875

4.625%, 6/15/28(1)	576	595,867

5.125%, 11/1/27(1)	2,855	2,997,893

6.125%, 10/1/28(1)	1,018	1,075,517

19	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Healthcare (continued)

Tenet Healthcare Corp.: (continued)

6.75%, 6/15/23	647	$707,333

US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)	2,326	2,431,251

Varex Imaging Corp., 7.875%, 10/15/27(1)	1,931	2,161,639

		$90,192,377

Homebuilders & Real Estate — 5.6%

Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 5.75%, 5/15/26(1)	2,767	$2,888,886

Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.:

4.875%, 2/15/30(1)	298	298,000

6.25%, 9/15/27(1)	603	640,896

Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)	1,261	1,328,640

Diversified Healthcare Trust, 4.375%, 3/1/31	1,579	1,529,072

Dycom Industries, Inc., 4.50%, 4/15/29(1)	1,923	1,954,249

Empire Communities Corp., 7.00%, 12/15/25(1)	2,174	2,332,050

Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)	1,749	1,852,847

Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)	3,513	3,635,955

HAT Holdings I, LLC/HAT Holdings II, LLC:

3.75%, 9/15/30(1)	1,425	1,373,344

6.00%, 4/15/25(1)	1,287	1,364,220

M/I Homes, Inc., 4.95%, 2/1/28	1,537	1,619,114

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	2,505	2,704,072

Outfront Media Capital, LLC/Outfront Media Capital Corp.:

4.625%, 3/15/30(1)	184	182,390

6.25%, 6/15/25(1)	1,219	1,295,949

Service Properties Trust:

3.95%, 1/15/28	2,282	2,115,129

4.95%, 10/1/29	211	204,274

5.00%, 8/15/22	1,515	1,538,422

5.50%, 12/15/27	448	472,140

7.50%, 9/15/25	1,200	1,361,068

Shea Homes, L.P./Shea Homes Funding Corp.:

4.75%, 2/15/28(1)	2,382	2,428,151

4.75%, 4/1/29(1)	684	693,422

Taylor Morrison Communities, Inc.:

5.125%, 8/1/30(1)	1,066	1,175,558

5.75%, 1/15/28(1)	1,071	1,212,238

5.875%, 6/15/27(1)	1,493	1,697,959

VICI Properties, L.P./VICI Note Co., Inc.:

3.75%, 2/15/27(1)	543	548,039

Security		Principal Amount* (000’s omitted)	Value

Homebuilders & Real Estate (continued)

VICI Properties, L.P./VICI Note Co., Inc.: (continued)

4.125%, 8/15/30(1)		1,859	$1,890,380

4.25%, 12/1/26(1)		778	803,285

4.625%, 12/1/29(1)		4,004	4,164,581

Vivion Investments S.a.r.l.:

3.00%, 8/8/24(6)	EUR	4,500	5,302,792

3.50%, 11/1/25(6)	EUR	300	353,667

			$50,960,789

Insurance — 1.2%

Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		4,273	$4,495,196

AmWINS Group, Inc., 7.75%, 7/1/26(1)		1,644	1,750,548

BroadStreet Partners, Inc., 5.875%, 4/15/29(1)		1,919	1,950,567

Hub International, Ltd., 7.00%, 5/1/26(1)		2,448	2,539,580

			$10,735,891

Leisure — 2.9%

Carnival Corp.:

5.75%, 3/1/27(1)		1,786	$1,885,355

7.625%, 3/1/26(1)		785	860,568

11.50%, 4/1/23(1)		830	954,874

Life Time, Inc.:

5.75%, 1/15/26(1)		1,158	1,197,279

8.00%, 4/15/26(1)		1,838	1,934,807

NCL Corp, Ltd.:

3.625%, 12/15/24(1)		1,755	1,686,906

5.875%, 3/15/26(1)		792	828,820

10.25%, 2/1/26(1)		1,068	1,258,900

NCL Finance, Ltd., 6.125%, 3/15/28(1)		485	511,525

Powdr Corp., 6.00%, 8/1/25(1)		2,159	2,280,444

Royal Caribbean Cruises, Ltd.:

3.70%, 3/15/28		883	839,852

5.50%, 4/1/28(1)		2,472	2,595,476

Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		1,849	1,846,689

Viking Cruises, Ltd.:

5.875%, 9/15/27(1)		5,195	5,097,516

6.25%, 5/15/25(1)		1,820	1,817,534

7.00%, 2/15/29(1)		753	782,179

Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(1)		521	531,081

			$26,909,805

20	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Metals & Mining — 2.6%

Arconic Corp., 6.125%, 2/15/28(1)	787	$837,171

Cleveland-Cliffs, Inc.:

6.75%, 3/15/26(1)	3,792	4,119,060

9.875%, 10/17/25(1)	464	545,200

Constellium SE, 5.875%, 2/15/26(1)	1,392	1,436,370

Eldorado Gold Corp., 9.50%, 6/1/24(1)	310	338,255

First Quantum Minerals, Ltd.:

6.875%, 3/1/26(1)	448	471,464

7.50%, 4/1/25(1)	2,736	2,843,730

Freeport-McMoRan, Inc., 5.45%, 3/15/43	2,787	3,407,108

Hudbay Minerals, Inc.:

4.50%, 4/1/26(1)	1,499	1,523,651

6.125%, 4/1/29(1)	1,001	1,065,628

New Gold, Inc.:

6.375%, 5/15/25(1)	863	889,430

7.50%, 7/15/27(1)	2,994	3,252,532

Novelis Corp.:

4.75%, 1/30/30(1)	1,281	1,333,841

5.875%, 9/30/26(1)	2,118	2,212,124

		$24,275,564

Paper — 0.4%

Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)	3,340	$3,507,000

		$3,507,000

Restaurant — 1.0%

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:

4.00%, 10/15/30(1)	3,866	$3,774,395

5.75%, 4/15/25(1)	581	617,071

Dave & Buster’s, Inc., 7.625%, 11/1/25(1)	3,410	3,688,315

IRB Holding Corp., 7.00%, 6/15/25(1)	679	731,589

		$8,811,370

Services — 3.8%

Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	2,348	$2,356,805

Allied Universal Holdco, LLC/Allied Universal Finance Corp.:

6.625%, 7/15/26(1)	1,121	1,186,892

9.75%, 7/15/27(1)	1,600	1,759,544

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.:

5.25%, 3/15/25(1)	658	669,104

5.375%, 3/1/29(1)	1,088	1,134,240

5.75%, 7/15/27(1)	838	888,305

Security	Principal Amount* (000’s omitted)	Value

Services (continued)

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.: (continued)

5.75%, 7/15/27(1)	1,050	$1,109,719

BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	3,564	3,550,813

Gartner, Inc.:

3.75%, 10/1/30(1)	1,023	1,027,312

4.50%, 7/1/28(1)	1,449	1,525,101

GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	1,891	1,997,094

Hertz Corp. (The):

5.50%, 10/15/24(1)(12)	941	981,181

6.00%, 1/15/28(1)(12)	502	546,665

6.25%, 10/15/22(12)	1,443	1,516,954

Korn Ferry, 4.625%, 12/15/27(1)	599	625,865

NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	1,776	1,831,500

Sabre GLBL, Inc., 9.25%, 4/15/25(1)	760	909,150

ServiceMaster Co., LLC (The), 7.45%, 8/15/27	5,185	6,084,909

Univar Solutions USA, Inc., 5.125%, 12/1/27(1)	780	816,063

WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	1,712	1,780,480

WESCO Distribution, Inc., 7.25%, 6/15/28(1)	743	825,659

White Cap Buyer, LLC, 6.875%, 10/15/28(1)	768	816,008

White Cap Parent, LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(1)(11)	981	1,020,716

		$34,960,079

Steel — 1.2%

Allegheny Ludlum, LLC, 6.95%, 12/15/25	1,821	$1,982,422

Allegheny Technologies, Inc., 5.875%, 12/1/27	86	90,999

Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(1)	1,614	1,746,146

Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)	4,440	4,506,600

Joseph T. Ryerson & Son, Inc., 8.50%, 8/1/28(1)	1,699	1,880,496

TMS International Corp., 6.25%, 4/15/29(1)	857	892,351

		$11,099,014

Super Retail — 2.6%

Asbury Automotive Group, Inc.:

4.50%, 3/1/28	257	$265,049

4.75%, 3/1/30	582	608,917

Burlington Coat Factory Warehouse Corp., 6.25%, 4/15/25(1)	1,576	1,676,470

CP Atlas Buyer, Inc., 7.00%, 12/1/28(1)	604	627,287

Group 1 Automotive, Inc., 4.00%, 8/15/28(1)	845	845,000

Ken Garff Automotive, LLC, 4.875%, 9/15/28(1)	1,048	1,059,135

21	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Super Retail (continued)

L Brands, Inc.:

6.625%, 10/1/30(1)		201	$231,900

6.75%, 7/1/36		694	837,766

6.875%, 11/1/35		2,726	3,308,914

6.95%, 3/1/33		587	689,725

7.60%, 7/15/37		426	511,200

9.375%, 7/1/25(1)		502	637,540

LCM Investments Holdings II, LLC, 4.875%, 5/1/29(1)		1,710	1,751,331

Lithia Motors, Inc., 4.375%, 1/15/31(1)		1,379	1,454,287

PetSmart, Inc./PetSmart Finance Corp.:

4.75%, 2/15/28(1)		607	626,979

7.75%, 2/15/29(1)		1,765	1,914,778

Sonic Automotive, Inc., 6.125%, 3/15/27		4,367	4,560,786

William Carter Co. (The):

5.50%, 5/15/25(1)		499	528,513

5.625%, 3/15/27(1)		1,510	1,589,275

			$23,724,852

Technology — 2.9%

Black Knight InfoServ, LLC, 3.625%, 9/1/28(1)		1,901	$1,862,239

Booz Allen Hamilton, Inc., 3.875%, 9/1/28(1)		1,559	1,558,727

CDK Global, Inc., 5.25%, 5/15/29(1)		984	1,056,570

Endure Digital, Inc., 6.00%, 2/15/29(1)		1,850	1,775,750

Entegris, Inc.:

4.375%, 4/15/28(1)		1,116	1,174,618

4.625%, 2/10/26(1)		1,137	1,176,442

Imola Merger Corp., 4.75%, 5/15/29(1)		3,899	4,054,765

LogMeIn, Inc., 5.50%, 9/1/27(1)		1,045	1,090,593

ON Semiconductor Corp., 3.875%, 9/1/28(1)		2,432	2,506,611

Open Text Corp., 3.875%, 2/15/28(1)		1,596	1,617,993

Open Text Holdings, Inc., 4.125%, 2/15/30(1)		1,481	1,499,498

Presidio Holdings, Inc.:

4.875%, 2/1/27(1)		412	424,904

8.25%, 2/1/28(1)		2,342	2,560,099

Seagate HDD Cayman, 3.125%, 7/15/29(1)		600	578,052

SS&C Technologies, Inc., 5.50%, 9/30/27(1)		961	1,022,144

VM Consolidated, Inc., 5.50%, 4/15/29(1)		2,333	2,375,449

			$26,334,454

Telecommunications — 5.8%

Altice Financing S.A.:

2.25%, 1/15/25(6)	EUR	1,433	$1,691,763

7.50%, 5/15/26(1)		1,705	1,773,541

Security		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

Altice France Holding S.A.:

6.00%, 2/15/28(1)		884	$878,475

10.50%, 5/15/27(1)		1,614	1,820,213

Altice France S.A.:

5.125%, 7/15/29(1)		1,662	1,666,155

5.50%, 1/15/28(1)		1,052	1,085,127

7.375%, 5/1/26(1)		1,547	1,605,863

8.125%, 2/1/27(1)		4,715	5,174,712

Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		4,256	4,451,563

Hughes Satellite Systems Corp., 5.25%, 8/1/26		2,793	3,080,679

LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)		1,163	1,194,622

Level 3 Financing, Inc.:

3.75%, 7/15/29(1)		607	592,584

4.25%, 7/1/28(1)		1,584	1,598,034

5.25%, 3/15/26		2,180	2,250,229

Lumen Technologies, Inc.:

6.75%, 12/1/23		1,804	1,994,701

7.50%, 4/1/24		314	351,777

Sprint Corp.:

7.125%, 6/15/24		1,813	2,096,046

7.625%, 2/15/25		3,285	3,905,044

7.625%, 3/1/26		1,199	1,471,772

7.875%, 9/15/23		4,840	5,523,650

T-Mobile USA, Inc.:

2.25%, 2/15/26		844	850,398

2.625%, 2/15/29		1,505	1,467,962

2.875%, 2/15/31		903	882,683

4.75%, 2/1/28		1,095	1,171,650

Telecom Italia Capital S.A., 6.00%, 9/30/34		2,080	2,344,472

Telecom Italia SpA, 5.303%, 5/30/24(1)		880	962,236

ViaSat, Inc., 5.625%, 4/15/27(1)		1,494	1,568,177

			$53,454,128

Transport Excluding Air & Rail — 0.4%

Explorer II AS, 3.375%, 2/24/25	EUR	1,800	$2,039,616

XPO Logistics, Inc., 6.125%, 9/1/23(1)		1,310	1,329,814

			$3,369,430

Utility — 2.6%

Calpine Corp.:

4.50%, 2/15/28(1)		1,810	$1,831,693

4.625%, 2/1/29(1)		1,060	1,046,517

22	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Utility (continued)

Calpine Corp.: (continued)

5.00%, 2/1/31(1)	420	$414,248

5.125%, 3/15/28(1)	2,554	2,598,963

Drax Finco PLC, 6.625%, 11/1/25(1)	1,176	1,216,425

FirstEnergy Corp., Series B, 4.40%, 7/15/27	2,275	2,493,730

NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	135	142,763

NRG Energy, Inc.:

3.375%, 2/15/29(1)	970	951,745

3.625%, 2/15/31(1)	1,617	1,586,274

5.25%, 6/15/29(1)	1,247	1,338,798

7.25%, 5/15/26	2,324	2,409,337

Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	1,065	1,080,975

TerraForm Power Operating, LLC:

4.25%, 1/31/23(1)	1,410	1,449,656

5.00%, 1/31/28(1)	2,981	3,202,712

Vistra Operations Co., LLC, 5.00%, 7/31/27(1)	2,344	2,431,384

		$24,195,220

Total Corporate Bonds (identified cost $765,437,682)		$801,534,490

Preferred Stocks — 0.5%
Security	Shares	Value

Services — 0.5%

WESCO International, Inc., Series A, 10.625% to 6/22/25(10)	147,488	$4,681,269

Total Preferred Stocks (identified cost $4,129,729)		$4,681,269

Senior Floating-Rate Loans — 5.0%(13)
Borrower/Description	Principal Amount (000’s omitted)	Value

Air Transportation — 0.2%

Mileage Plus Holdings, LLC, Term Loan, 6/21/27(14)	$2,035	$2,174,670

		$2,174,670

Automotive & Auto Parts — 0.4%

Truck Hero, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/31/28	$2,149	$2,147,524

Borrower/Description	Principal Amount (000’s omitted)	Value

Automotive & Auto Parts (continued)

Wheel Pros, LLC, Term Loan, 4/23/28(14)	$1,358	$1,358,348

		$3,505,872

Capital Goods — 0.1%

Hillman Group, Inc. (The), Term Loan, 4.113%, (1 mo. USD LIBOR + 4.00%), 5/31/25	$1,184	$1,183,130

		$1,183,130

Food, Beverage & Tobacco — 0.1%

Post Holdings, Inc., Term Loan, 10/21/24(14)	$848	$854,451

		$854,451

Gaming — 0.2%

ECL Entertainment, LLC, Term Loan, 3/31/28(14)	$644	$658,490

Spectacle Gary Holdings, LLC:

Term Loan, 11.00%, (3 mo. USD LIBOR + 9.00%, Floor 2.00%), 12/23/25	1,229	1,341,865

Term Loan, 11.00%, (3 mo. USD LIBOR + 9.00%, Floor 2.00%), 12/23/25	89	97,237

		$2,097,592

Healthcare — 1.0%

Envision Healthcare Corporation, Term Loan, 3.863%, (1 mo. USD LIBOR + 3.75%), 10/10/25	$2,430	$2,062,433

Jazz Financing Lux S.a.r.l., Term Loan, 4/21/28(14)	4,840	4,856,940

RegionalCare Hospital Partners Holdings, Inc., Term Loan, 3.863%, (1 mo. USD LIBOR + 3.75%), 11/16/25	555	553,601

Verscend Holding Corp., Term Loan, 4.177%, (3 mo. USD LIBOR + 4.00%), 8/27/25	2,122	2,129,737

		$9,602,711

Hotels — 0.3%

Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24	$2,747	$2,635,008

		$2,635,008

Insurance — 0.5%

Asurion, LLC:

Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 7/31/27	$481	$478,343

Term Loan - Second Lien, 5.363%, (1 mo. USD LIBOR + 5.25%), 1/31/28	3,620	3,677,920

		$4,156,263

23	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Restaurant — 0.2%

IRB Holding Corp., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27	$1,692	$1,689,143

		$1,689,143

Services — 0.4%

AlixPartners, LLP, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28	$1,915	$1,908,483

Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 2/28/25(14)	1,715	1,753,807

		$3,662,290

Super Retail — 0.4%

PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/12/28	$3,404	$3,418,041

		$3,418,041

Technology — 1.0%

Endure Digital, Inc., Term Loan, 2/10/28(14)	$1,261	$1,253,566

LogMeIn, Inc., Term Loan, 4.86%, (1 mo. USD LIBOR + 4.75%), 8/31/27	4,296	4,295,241

RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28	1,910	1,903,899

Riverbed Technology, Inc., Term Loan - Second Lien, 12.00%, (3 mo. USD LIBOR + 11.00%, Floor 1.00%), 7.50% cash, 4.50% PIK, 12/31/26	2,530	1,992,099

		$9,444,805

Telecommunications — 0.2%

Intelsat Jackson Holdings S.A., DIP Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 7/13/22	$1,518	$1,538,815

		$1,538,815

Total Senior Floating-Rate Loans (identified cost $46,650,720)		$45,962,791

Miscellaneous — 0.8%
Security	Shares	Value

Cable & Satellite TV — 0.0%

ACC Claims Holdings, LLC(4)	8,415,190	$0

		$0

Security	Shares	Value

Gaming — 0.8%

PGP Investors, LLC, Membership Interests(3)(4)(5)	15,326	$7,135,910

		$7,135,910

Total Miscellaneous (identified cost $1,505,207)		$7,135,910

Short-Term Investments — 2.2%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(15)	20,607,856	$20,607,856

Total Short-Term Investments (identified cost $20,607,856)		$20,607,856

Total Investments — 100.4% (identified cost $882,173,269)		$924,863,096

Other Assets, Less Liabilities — (0.4)%		$(3,567,597)

Net Assets — 100.0%		$921,295,499

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2021, the aggregate value of these securities is $548,479,474 or 59.5% of the Portfolio’s net assets.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2021.

(3)	Non-income producing security.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(5)	Restricted security (see Note 5).

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2021, the aggregate value of these securities is $15,394,552 or 1.7% of the Portfolio’s net assets.

(7)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2021.

(8)	When-issued security.

(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(10)	Security converts to variable rate after the indicated fixed-rate coupon period.

(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

24	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

(12)	Issuer is in default with respect to interest and/or principal payments.

(13)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(14)	This Senior Loan will settle after April 30, 2021, at which time the interest rate will be determined.

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2021.

(16)	Represents units in a Special Purpose Acquisition Corp. consisting of shares of common stock and warrants.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	5,583,297	EUR	4,600,415	Citibank, N.A.	7/30/21	$42,532	$—

USD	5,499,925	EUR	4,531,756	Goldman Sachs International	7/30/21	41,853	—

USD	5,583,318	EUR	4,600,377	State Street Bank and Trust Company	7/30/21	42,600	—

USD	973,418	GBP	698,000	State Street Bank and Trust Company	7/30/21	9,221	—

						$136,206	$—

Abbreviations:

DIP	–	Debtor In Possession

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

25	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2021

Unaffiliated investments, at value (identified cost, $861,565,413)	$904,255,240

Affiliated investment, at value (identified cost, $20,607,856)	20,607,856

Cash	406,911

Deposits for derivatives collateral — forward foreign currency exchange contracts	40,000

Foreign currency, at value (identified cost, $2,588)	2,583

Interest and dividends receivable	11,444,180

Dividends receivable from affiliated investment	1,734

Receivable for investments sold	7,646,115

Receivable for open forward foreign currency exchange contracts	136,206

Total assets	$944,540,825

Liabilities

Cash collateral due to brokers	$40,000

Payable for investments purchased	19,918,046

Payable for when-issued securities	2,655,670

Payable to affiliates:

Investment adviser fee	328,398

Trustees’ fees	4,436

Accrued expenses	298,776

Total liabilities	$23,245,326

Net Assets applicable to investors’ interest in Portfolio	$921,295,499

26	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2021

Interest and other income	$25,359,365

Dividends (net of foreign taxes, $409)	452,368

Dividends from affiliated investment	8,790

Total investment income	$25,820,523

Expenses

Investment adviser fee	$2,111,161

Trustees’ fees and expenses	24,078

Custodian fee	125,795

Legal and accounting services	55,430

Miscellaneous	20,185

Total expenses	$2,336,649

Net investment income	$23,483,874

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$21,768,914

Foreign currency transactions	80,677

Forward foreign currency exchange contracts	(973,977)

Net realized gain	$20,875,614

Change in unrealized appreciation (depreciation) —

Investments	$38,616,631

Foreign currency	(3,138)

Forward foreign currency exchange contracts	(138,197)

Net change in unrealized appreciation (depreciation)	$38,475,296

Net realized and unrealized gain	$59,350,910

Net increase in net assets from operations	$82,834,784

27	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

From operations —

Net investment income	$23,483,874	$52,596,340

Net realized gain (loss)	20,875,614	(29,578,624)

Net change in unrealized appreciation (depreciation)	38,475,296	(15,081,758)

Net increase in net assets from operations	$82,834,784	$7,935,958

Capital transactions —

Contributions	$71,220,435	$151,186,545

Withdrawals	(182,510,989)	(298,370,453)

Net decrease in net assets from capital transactions	$(111,290,554)	$(147,183,908)

Net decrease in net assets	$(28,455,770)	$(139,247,950)

Net Assets

At beginning of period	$949,751,269	$1,088,999,219

At end of period	$921,295,499	$949,751,269

28	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2021

Financial Highlights

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2020	2019	2018	2017	2016

Ratios (as a percentage of average daily net assets):

Expenses	0.50	%(1)	0.51%	0.50%	0.48%	0.48%	0.48%

Net investment income	5.00	%(1)	5.26%	5.61%	5.61%	5.61%	5.61%

Portfolio Turnover	38	%(2)	67%	32%	39%	42%	39%

Total Return	8.93	%(2)	1.69%	7.74%	0.59%	8.13%	7.74%

Net assets, end of period (000’s omitted)	$921,295		$949,751	$1,088,999	$1,373,102	$1,764,899	$1,876,636

(1)	Annualized.

(2)	Not annualized.

29	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2021, Eaton Vance High Income Opportunities Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 77.9% and 22.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

30

High Income Opportunities Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2021, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

I  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Securities purchased on a delayed delivery or when-issued basis are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

31

High Income Opportunities Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

J  Interim Financial Statements — The interim financial statements relating to April 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Portfolio entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Portfolio’s investment advisory agreement with BMR in effect prior to March 1, 2021), the investment adviser fee is computed at an annual rate of 0.30% of the Portfolio’s daily net assets up to $500 million, 0.275% from $500 million but less than $1 billion, 0.25% from $1 billion but less than $1.5 billion, 0.225% from $1.5 billion but less than $2 billion, 0.20% from $2 billion but less than $3 billion and 0.175% of daily net assets of $3 billion and over; plus 3.00% of the Portfolio’s daily gross income (i.e., income other than gains from the sale of securities) when daily net assets are up to $500 million, 2.75% when daily net assets are $500 million but less than $1 billion, 2.50% when daily net assets are $1 billion but less than $1.5 billion, 2.25% when daily net assets are $1.5 billion but less than $2 billion, 2.00% when daily net assets are $2 billion but less than $3 billion and 1.75% when daily net assets are $3 billion and over, and is payable monthly. For the six months ended April 30, 2021, the Portfolio’s investment adviser fee amounted to $2,111,161 or 0.45% (annualized) of the Portfolio’s average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, BMR entered into a new sub-advisory agreement with EVAIL, which took effect on March 1, 2021. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $349,638,560 and $437,940,493, respectively, for the six months ended April 30, 2021.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$885,316,886

Gross unrealized appreciation	$52,295,557

Gross unrealized depreciation	(12,613,141)

Net unrealized appreciation	$39,682,416

32

High Income Opportunities Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

5  Restricted Securities

At April 30, 2021, the Portfolio owned the following securities (representing 1.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks

Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$0	$1,317,427

Extraction Oil & Gas, Inc.	1/28/21	4,617	68,282	192,257

HF Holdings, Inc.	10/27/09	13,600	730,450	776,832

New Cotai Participation Corp., Class B	4/12/13	7	216,125	0

Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	31,737	1,460,742	0

Total Common Stocks			$2,475,599	$2,286,516

Convertible Preferred Stocks

Nine Point Energy Holdings, Inc., Series A, 12.00% (PIK)	5/26/17	591	$591,000	$0

Total Convertible Preferred Stocks			$591,000	$0

Miscellaneous

PGP Investors, LLC, Membership Interests	2/18/15, 4/23/18	15,326	$1,505,207	$7,135,910

Total Miscellaneous			$1,505,207	$7,135,910

Total Restricted Securities			$4,571,806	$9,422,426

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2021 is included in the Portfolio of Investments. At April 30, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2021, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on

33

High Income Opportunities Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2021 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$136,206	(1)	$—

Total Derivatives subject to master netting or similar agreements	$136,206		$—

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

The Portfolio’s derivative assets at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of April 30, 2021.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Citibank, N.A.	$42,532	$—	$—	$—	$42,532

Goldman Sachs International	41,853	—	—	(10,000)	31,853

State Street Bank and Trust Company	51,821	—	—	—	51,821

	$136,206	$—	$—	$(10,000)	$126,206

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2021 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$(973,977)	$(138,197)

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2021, which is indicative of the volume of this derivative type, was approximately $30,064,000.

34

High Income Opportunities Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2021.

8  Investments in Affiliated Funds

At April 30, 2021, the value of the Portfolio’s investment in affiliated funds was $20,607,856, which represents 2.2% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$9,344,574	$238,939,705	$(227,676,423)	$—	$—	$20,607,856	$8,790	20,607,856

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

35

High Income Opportunities Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

At April 30, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Commercial Mortgage-Backed Securities	$—	$2,698,928		$—	$2,698,928

Common Stocks	29,636,245	2,913,283	**	2,286,516	34,836,044

Convertible Bonds	—	3,343,622		—	3,343,622

Convertible Preferred Stocks	4,062,186	—		0	4,062,186

Corporate Bonds	—	798,118,799		3,415,691	801,534,490

Preferred Stocks	4,681,269	—		—	4,681,269

Senior Floating-Rate Loans	—	45,962,791		—	45,962,791

Miscellaneous	—	—		7,135,910	7,135,910

Short-Term Investments	—	20,607,856		—	20,607,856

Total Investments	$38,379,700	$873,645,279		$12,838,117	$924,863,096

Forward Foreign Currency Exchange Contracts	$—	$136,206		$—	$136,206

Total	$38,379,700	$873,781,485		$12,838,117	$924,999,302

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2021 is not presented.

10  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

36

Eaton Vance

High Income Opportunities Fund

April 30, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance High Income Opportunities Fund (the “Fund”) held a Joint Special Meeting of Shareholders on February 18, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Eaton Vance Management to serve as the Fund’s investment adviser (“Proposal 1”); (2) to approve a new investment sub-advisory agreement with Eaton Vance Advisers International Ltd. (“EVAIL) to serve as the Fund’s investment sub-adviser (“Proposal 2”); (3) to provide voting instructions to the Fund, which invests pursuant to a master-feeder arrangement, with respect to the approval of a new investment advisory agreement with Boston Management and Research (“BMR”) to serve as investment adviser to High Income Opportunities Portfolio (“Proposal 3”); and (4) to provide voting instructions to the Fund, which invests pursuant to a master-feeder arrangement, with respect to the approval of a new investment sub-advisory agreement with EVAIL to serve as investment sub-adviser to High Income Opportunities Portfolio (“Proposal 4”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	92,831,644.302	1,481,614.200	5,820,842.905	0

Proposal 2	92,559,421.199	1,627,066.196	5,947,614.012	0

Proposal 3	92,682,257.760	1,402,692.816	6,049,150.831	0

Proposal 4	92,649,955.870	1,405,173.377	6,078,972.160	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

Interestholder Meeting

High Income Opportunities Portfolio (the “Portfolio”) held a Joint Special Meeting of Interestholders on February 19, 2021 for the following purposes: to approve a new investment advisory agreement with Boston Management and Research to serve as the Portfolio’s investment adviser (“Proposal 1”); and to approve a new investment sub-advisory agreement with Eaton Vance Advisers International Ltd. to serve as investment sub-adviser to the Portfolio (“Proposal 2”). The interestholder meeting results are as follows:

	For	Against	Abstain(1)

Proposal 1	92.981%	1.341%	5.678%

Proposal 2	92.961%	1.347%	5.692%

Results may not total 100% due to rounding.

(1)	Abstentions were treated as interests that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

37

Eaton Vance

High Income Opportunities Fund

April 30, 2021

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

Even though the following description of the Board’s (as defined below) consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Eaton Vance High Income Opportunities Fund and High Income Opportunities Portfolio. As defined below, Eaton Vance High Income Opportunities Fund is a New IAA Series.

Fund	Investment Adviser	Investment Sub-Adviser

Eaton Vance High Income Opportunities Fund	Eaton Vance Management	Eaton Vance Advisers International Ltd.

High Income Opportunities Portfolio	Boston Management and Research	Eaton Vance Advisers International Ltd.

At a meeting held on November 24, 2020 (the “November Meeting”), the Board of each Eaton Vance open-end Fund, including the portfolios (each, a “Portfolio”) in which each such Fund invests, as applicable (each, a “Fund” and, collectively, the “Funds”), which also includes each Fund organized as a feeder fund in a master-feeder structure that does not currently have an investment advisory agreement or, as applicable, an investment sub-advisory agreement in place (the “New IAA Series”), including a majority of the Board members (the “Independent Trustees”) who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds, Eaton Vance Management (“EVM”) or Boston Management and Research (“BMR” and, together with EVM, the “Advisers”), voted to approve a new investment advisory agreement between each Fund and either EVM or BMR (the “New Investment Advisory Agreements”) and, for certain Funds, a new investment sub-advisory agreement between an Adviser and the applicable Sub-Adviser (the “New Investment Sub-Advisory Agreements”1 and, together with the New Investment Advisory Agreements, the “New Agreements”), each of which is intended to go into effect upon the completion of the Transaction (as defined below), as more fully described below. In voting its approval of the New Agreements at the November Meeting, the Board relied on an order issued by the Securities and Exchange

Commission in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

In voting its approval of the New Agreements, the Board of each Fund relied upon the recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to and during meetings leading up to the November Meeting, the Contract Review Committee reviewed and discussed information furnished by the Advisers, the Sub-Advisers, and Morgan Stanley, as requested by the Independent Trustees, that the Contract Review Committee considered reasonably necessary to evaluate the terms of the New Agreements and to form its recommendation. Such information included, among other things, the terms and anticipated impacts of Morgan Stanley’s pending acquisition of Eaton Vance Corp. (the “Transaction”) on the Funds and their shareholders. In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders, the Board and its Contract Review Committee also considered information furnished for prior meetings of the Board and its committees, including information provided in connection with the annual contract review process for the Funds, which most recently culminated in April 2020 (the “2020 Annual Approval Process”).

The Board of each Fund, including the Independent Trustees, concluded that the applicable New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement, including the fees payable thereunder, was fair and reasonable, and it voted to approve the New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement and to recommend that shareholders do so as well.

Shortly after the announcement of the Transaction, the Board, including all of the Independent Trustees, met with senior representatives from the Advisers and Morgan Stanley at its meeting held on October 13, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders. As part of the Board’s evaluation process, counsel to the Independent Trustees, on behalf of the Contract Review Committee, requested additional information to assist the Independent Trustees in their evaluation of the New Agreements and the implications of the Transaction, as well as other contractual arrangements that may be affected by the Transaction. The Contract Review Committee considered information furnished by the Advisers and Morgan Stanley, their respective affiliates, and, as applicable, the Sub-Advisers during meetings on November 5, 2020, November 10, 2020, November 13, 2020, November 17, 2020 and November 24, 2020.

During its meetings on November 10, 2020 and November 17, 2020, the Contract Review Committee further discussed the approval of the New Agreements with senior representatives of the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley. The representatives from the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley each made presentations to, and responded to questions from, the Independent Trustees. The Contract Review Committee considered the Advisers’, the Affiliated Sub-Advisers’ and Morgan Stanley’s responses related to the Transaction and specifically to the Funds,

[1]

With respect to certain of the Funds, the applicable Adviser is currently a party to a sub-advisory agreement (collectively, the “Current Sub-Advisory Agreements”) with Atlanta Capital Management Company, LLC (“Atlanta Capital”), BMO Global Asset Management (Asia) Limited, Eaton Vance Advisers International Ltd. (“EVAIL”), Goldman Sachs Asset Management, L.P., Hexavest Inc. (“Hexavest”), Parametric Portfolio Associates LLC (“Parametric”) or Richard Bernstein Advisors LLC (collectively, the “Sub-Advisers” and, with respect to Atlanta Capital, EVAIL, Hexavest and Parametric, each an affiliate of the Advisers, the “Affiliated Sub-Advisers”). Accordingly, references to the “Sub-Advisers,” the “Affiliated Sub-Advisers” or the “New Sub-Advisory Agreements” are not applicable to all Funds.

38

Eaton Vance

High Income Opportunities Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

as well as information received in connection with the 2020 Annual Approval Process, with respect to its evaluation of the New Agreements. Among other information, the Board considered:

Information about the Transaction and its Terms

•

Information about the material terms and conditions, and expected impacts, of the Transaction that relate to the Funds, including the expected impacts on the businesses conducted by the Advisers, the Affiliated Sub-Advisers and Eaton Vance Distributors, Inc., as the distributor of Fund shares;

•	Information about the advantages of the Transaction as they relate to the Funds and their shareholders;

•	A commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction;

•

A commitment that, for a period of three years after the Closing, at least 75% of each Fund’s Board members must not be “interested persons” (as defined in the 1940 Act) of the investment adviser (or predecessor investment adviser, if applicable) pursuant to Section 15(f)(1)(A) of the 1940 Act;

•

A commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction;

•

Information with respect to personnel and/or other resources of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as a result of the Transaction, as well as any expected changes to compensation, including any retention-based compensation intended to incentivize key personnel at the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	Information regarding any changes that are expected with respect to the Funds’ slate of officers as a result of the Transaction;

Information about Morgan Stanley

•	Information about Morgan Stanley’s overall business, including information about the advisory, brokerage and related businesses that Morgan Stanley operates;

•	Information about Morgan Stanley’s financial condition, including its access to capital and other resources required to support the investment advisory businesses related to the Funds;

•

Information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy, and any changes that Morgan Stanley contemplates implementing to the Funds in the short- or long-term following the closing of the Transaction (the “Closing”);

•

Information regarding risk management functions at Morgan Stanley and its affiliates, including how existing risk management protocols and procedures may impact the Funds and/or the businesses of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as they relate to the Funds;

•

Information on the anticipated benefits of the Transaction to the Funds with respect to potential additional distribution capabilities and the ability to access new markets and customer segments through Morgan Stanley’s distribution network, including, in particular, its institutional client base;

•

Information regarding the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;

Information about the New Agreements for Funds other than the New IAA Series

•	A representation that, after the Closing, all of the Funds will continue to be advised by their current Adviser and Sub-Adviser, as applicable;

•

Information regarding the terms of the New Agreements, including certain changes as compared to the current investment advisory agreement between each Fund and its Adviser (collectively, the “Current Advisory Agreements”) and, as applicable, the current investment sub-advisory agreement between a Fund and a Sub-Adviser (together with the Current Advisory Agreements, the “Current Agreements”);

•	Information confirming that the fee rates payable under the New Agreements are not changed as compared to the Current Agreements;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about the New Agreements for the New IAA Series

•	Information regarding the terms of the New Agreements;

•

Information confirming that no increase in management fees will result from the New Agreements because the Adviser will not charge a management fee with respect to New IAA Series assets invested in an underlying Portfolio or other investment company for which the Adviser or its affiliates serve as investment adviser and receive an advisory fee;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about Fund Performance, Fees and Expenses

•

A report from an independent data provider comparing the investment performance of each Fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods as of the 2020 Annual Approval Process, as well as performance information as of a more recent date;

•

A report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds as of the 2020 Annual Approval Process, as well as fee and expense information as of a more recent date;

39

Eaton Vance

High Income Opportunities Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the Advisers in consultation with the Portfolio Management Committee of the Board as of the 2020 Annual Approval Process, as well as corresponding performance information as of a more recent date;

•

Comparative information concerning the fees charged and services provided by the Adviser and the Sub-Adviser to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such Fund(s), if any;

•

Profitability analyses of the Advisers and the Affiliated Sub-Advisers, as applicable, with respect to each of the Funds as of the 2020 Annual Approval Process, as well as information regarding the impact of the Transaction on profitability;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services currently provided and expected to be provided to each Fund after the Transaction, as well as each of the Funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of Fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about any changes to the policies and practices of the Advisers and, as applicable, each Fund’s Sub-Adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information regarding the impact on trading and access to capital markets associated with the Funds’ affiliations with Morgan Stanley and its affiliates, including potential restrictions with respect to the Funds’ ability to execute portfolio transactions with Morgan Stanley and its affiliates;

Information about the Advisers and the Sub-Advisers

•

Information about the financial results and condition of the Advisers and the Affiliated Sub-Advisers since the culmination of the 2020 Annual Approval Process and any material changes in financial condition that are reasonably expected to occur before and after the Closing;

•

Information regarding contemplated changes to the individual investment professionals whose responsibilities include portfolio management and investment research for the Funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable, post-Closing;

•	The Code of Ethics of the Advisers and their affiliates, including the Affiliated Sub-Advisers, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Advisers and their affiliates, including the Affiliated Sub-Advisers, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	A description of the Advisers’ oversight of the Sub-Advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by the Advisers and their affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by EVM and/or administrator to each of the Funds;

•	Confirmation that the Advisers intend to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies;

•	Information regarding Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;

•	Confirmation that the Advisers’ current senior management teams have indicated their strong support of the Transaction; and

•

Information regarding the fact that Morgan Stanley and Eaton Vance Corp. will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered.

As indicated above, the Board and its Contract Review Committee also considered information received at its regularly scheduled meetings throughout the year, which included information from portfolio managers and other investment professionals of the Advisers and the Sub-Advisers regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the Funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the Funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the Funds, and received and participated in reports and presentations provided by the Advisers and their affiliates, including the Affiliated Sub-Advisers, with respect to such matters.

40

Eaton Vance

High Income Opportunities Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

The Contract Review Committee was advised throughout the evaluation process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating the New Agreements and the weight to be given to each such factor. The conclusions reached with respect to the New Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Independent Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Agreements.

Nature, Extent and Quality of Services

In considering whether to approve the New Agreements, the Board evaluated the nature, extent and quality of services currently provided to each Fund by the Advisers and, as applicable, the Sub-Advisers under the Current Agreements (for the New IAA Series, the Board considered the nature, extent and quality of services provided to the respective Portfolios, as applicable). In evaluating the nature, extent and quality of services to be provided by the Advisers and the Sub-Advisers under the New Agreements, the Board considered, among other information, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Advisers and the Sub-Advisers, and that Morgan Stanley and the Advisers have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers, as applicable, to the Funds and their shareholders, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction.

The Board also considered the financial resources of Morgan Stanley and the Advisers and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Funds of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility. In this regard, the Board considered information provided by Morgan Stanley regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition, as well as information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy and any changes that Morgan Stanley contemplates in the short- or long-term following the Closing. The Board also noted Morgan Stanley’s and the Advisers’ commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers, and existing Morgan Stanley affiliates and their respective personnel.

The Board considered the Advisers’ and the Sub-Advisers’ management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to each Fund. In particular, the Board considered the abilities and experience of the Advisers’ and, as applicable, the Sub-Advisers’ investment professionals in implementing each Fund’s investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Advisers and other factors, including the reputation and resources of the Advisers to recruit and retain highly qualified research, advisory and supervisory investment professionals. With respect to the recruitment and retention of key personnel, the Board noted information from Morgan Stanley and the Advisers regarding the benefits of joining Morgan Stanley. In addition, the Board considered the time and attention devoted to the Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. With respect to the foregoing, the Board also considered information from the Advisers and Morgan Stanley regarding the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which the Advisers or their affiliates may be subject in managing the Funds and in connection with the Transaction.

The Board considered the compliance programs of the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Advisers and their affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority. The Board also considered certain information relating to the compliance record of Morgan Stanley and its affiliates, including information requests in recent years from regulatory authorities. With respect to the foregoing, including the compliance programs of the Advisers and the Sub-Advisers, the Board noted information regarding the impacts of the Transaction, as well as the Advisers’ and Morgan Stanley’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers and existing Morgan Stanley affiliates and their respective personnel.

The Board considered other administrative services provided and to be provided or overseen by the Advisers and their affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. The Board noted information that the Transaction was not expected to have any material impact on such matters in the near-term.

In evaluating the nature, extent and quality of the services to be provided under the New Agreements, the Board also considered investment performance information provided for each Fund in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. In this regard, the Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and, for certain Funds, a custom peer group of similarly managed funds. The Board also considered, where applicable, Fund-specific performance explanations based on criteria established by the Board in connection with the 2020 Annual Approval Process and,

41

Eaton Vance

High Income Opportunities Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

where applicable, performance explanations as of a more recent date. In addition to the foregoing information, it was also noted that the Board has received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against applicable benchmark indices and peer groups. In addition, the Board considered each Fund’s performance in light of overall financial market conditions. Where a Fund’s relative underperformance to its peers was significant during one or more specified periods, the Board noted the explanation from the applicable Adviser concerning the Fund’s relative performance versus its peer group.

After consideration of the foregoing factors, among others, and based on their review of the materials provided and the assurances received from, and recommendations of, the Advisers and Morgan Stanley, the Board determined that the Transaction was not expected to adversely affect the nature, extent and quality of services provided to the Funds by the Advisers and their affiliates, including the Affiliated Sub-Advisers, and that the Transaction was not expected to have an adverse effect on the ability of the Advisers and their affiliates, including the Affiliated Sub-Advisers, to provide those services. The Board concluded that the nature, extent and quality of services expected to be provided by the Advisers and the Sub-Advisers, taken as a whole, are appropriate and expected to be consistent with the terms of the New Agreements.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”) in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. As part of its review, the Board considered each Fund’s management fees and total expense ratio over various periods, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors, and, where applicable, certain Fund-specific factors, that had an impact on a Fund’s total expense ratio relative to comparable funds, as identified by the Advisers in response to inquiries from the Contract Review Committee. The Board considered that the New Agreements do not change a Fund’s management fee rate or the computation method for calculating such fees, including any separately executed permanent contractual management fee reduction currently in place for the Fund. The Board also considered that, for the New IAA Series, no increase in management fees will result from the New Agreements because the Adviser will not charge a management fee with respect to New IAA Series assets invested in an underlying Portfolio or other investment company for which the Adviser or its affiliates serve as investment adviser and receive an advisory fee.

The Board also received and considered, where applicable, information about the services offered and the fee rates charged by the Advisers and the Sub-Advisers to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as a Fund. In this regard, the Board received information about the differences in the nature and scope of services the Advisers and the Sub-Advisers, as applicable, provide to the Funds as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Advisers and such Sub-Advisers as between each Fund and other types of accounts.

After considering the foregoing information, and in light of the nature, extent and quality of the services expected to be provided by the Advisers and the Sub-Advisers, the Board concluded that the management fees charged for advisory and related services are reasonable with respect to its approval of the New Agreements.

Profitability and “Fall-Out” Benefits

During the 2020 Annual Approval Process, the Board considered the level of profits realized by the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers, in providing investment advisory and administrative services to the Funds and to all Eaton Vance funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Advisers and their affiliates to third parties in respect of distribution or other services. In light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Advisers and their affiliates, including the Sub-Advisers, were not deemed to be excessive by the Board.

The Board noted that Morgan Stanley and the Advisers are expected to realize, over time, cost savings from the Transaction based on eliminating duplicate corporate overhead expenses. The Board considered, however, information from the Advisers and Morgan Stanley that such cost savings are not expected to be realized immediately upon the Closing and that, accordingly, there are currently no specific expected changes in the levels of profitability associated with the advisory and other services provided to the Funds that are contemplated as a result of the Transaction. The Board noted that it will continue to receive information regarding profitability during its annual contract review processes, including the extent to which cost savings and/or other efficiencies result in changes to profitability levels.

The Board also considered direct or indirect fall-out benefits received by the Advisers and their affiliates, including the Affiliated Sub-Advisers, in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Advisers and their affiliates as a result of securities transactions effected for the Funds and other investment advisory clients. In evaluating the fall-out benefits to be received by the Advisers and their affiliates under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits currently realized by the Advisers and their affiliates in connection with services provided pursuant to the Current Advisory Agreements.

The Board of each Fund considered that Morgan Stanley may derive reputational and other benefits from its ability to use the names of the Advisers and their affiliates in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Morgan Stanley’s assets under management and expand Morgan Stanley’s investment capabilities.

42

Eaton Vance

High Income Opportunities Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

Economies of Scale

The Board also considered the extent to which the Advisers and their affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific Fund or group of funds. As part of the 2020 Annual Approval Process, the Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Advisers and their affiliates may have been affected by such increases or decreases.

The Board noted that Morgan Stanley and the Advisers are expected to benefit from possible growth of the Funds resulting from enhanced distribution capabilities, including with respect to the Funds’ potential access to Morgan Stanley’s institutional client base. Based upon the foregoing, the Board concluded that the Funds currently share in the benefits from economies of scale, if any, when they are realized by the Advisers, and that the Transaction is not expected to impede a Fund from continuing to benefit from any future economies of scale realized by its Adviser.

Conclusion

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described above, the Contract Review Committee recommended to the Board approval of the New Agreements. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, unanimously voted to approve the New Agreements for the Funds and recommended that shareholders approve the New Agreements.

43

Eaton Vance

High Income Opportunities Fund

April 30, 2021

Officers and Trustees

Officers of Eaton Vance High Income Opportunities Fund

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of High Income Opportunities Portfolio

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance High Income Opportunities Fund and High Income Opportunities Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

44

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

45

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

46

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

47

This Page Intentionally Left Blank

Investment Adviser of High Income Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Sub-Adviser of High Income Opportunities Portfolio and Eaton Vance High Income Opportunities Fund

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Investment Adviser and Administrator of Eaton Vance High Income Opportunities Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7713    4.30.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 24, 2021